Income Taxes - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Effective Tax Rate [Line Items]
Effective income tax rate reconciliation, tax credit, investment, amount	$ 2.3
Deferred tax assets, operating loss carryforwards, domestic	7.6
Deferred tax asset, interest carryforward	46.2
Unremitted earnings	520.8
Taxes withhelld on unremitted earnings	$ 156.1